Earnings Per Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic and diluted earnings (loss) per common share ("EPS") are calculated as follows:

	Quarter Ended September 30,		Nine Months Ended September 30,
(In thousands, except per share amounts)	2013	2012	2013	2012
Net income (loss)	$(17,814)	$(66,754)	$15,663	$(72,388)

Weighted average common shares outstanding (used to calculate basic EPS)	46,633	46,141	46,495	45,975
Dilutive effect of stock options and other stock awards	—	—	940	—
Weighted average common shares outstanding (used to calculate diluted EPS)	46,633	46,141	47,435	45,975

Earnings (loss) per common share – basic	$(0.38)	$(1.45)	$0.34	$(1.57)
Earnings (loss) per common share – diluted	$(0.38)	$(1.45)	$0.33	$(1.57)

If the company had generated net income for each of the quarters ended September 30, 2013 and 2012 and the nine months ended September 30, 2012, an additional 1.3 million, 0.4 million and 0.5 million shares, respectively, would have been added to basic weighted average common shares outstanding to calculate diluted EPS.
The assumed conversions to common stock of stock options, other stock awards and 4.25% Convertible Senior Notes due 2016 ("Convertible Notes") are excluded from weighted average common shares outstanding used to calculate diluted EPS in periods when these items, on an individual basis, have an anti-dilutive effect on diluted EPS. For the quarters and nine months ended September 30, 2013 and 2012, assumed conversion of the Convertible Notes would have been anti-dilutive because the average trading price of the common shares was below the conversion price of $22.45 per share. In addition, certain stock options and other stock awards totaling 0.2 million and 1.6 million for the quarters ended September 30, 2013 and 2012, respectively, and 1.3 million and 1.9 million for the nine months ended September 30, 2013 and 2012, respectively, were outstanding but not included in the computation of diluted EPS because they were anti-dilutive.